Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
Capital Stock

Note 17. Capital Stock

        Effective July 24, 2007 upon completion of the Merger, the Certificate of Incorporation of the Company was amended to provide for the authorization of 1,000 shares of common stock to replace the previously authorized, issued and outstanding common stock. As a result of the Merger, CDRSVM Holding, Inc. holds 1,000 shares of the Company's common stock, which represents all of the authorized and issued common stock. The Company has no other classes of capital stock, authorized or issued.